Vanguard Emerging Markets Ex-China ETF Expense Example - Vanguard Emerging Markets Ex-China ETF - ETF Shares	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 7
Expense Example, with Redemption, 3 Years	$ 23